UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis   MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Semi-Annual Report

February 28, 2013

 (Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

$1,200,000.00
$1,000,000.00
$800,000.00
$600,000.00
$400,000.00
$200,000.00
$-
Aerospace & Defense
Apparel Stores
Beverages
Business Equipment
Capital Markets
Confectioners
Discount Stores
Grocery Stores
Home Furnishings & Fixtures
Leisure
Medical Instruments & Supplies
Packaged Foods
Railroads
Restaurants
Specialty Chemicals
Tobacco

Sparrow Growth Fund
Schedule of Investments
February 28, 2013 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 99.92%

Apparel Stores - 7.36%
5,150	Foot Locker Corp.	$ 176,078
5,280	Hanesbrands, Inc. *	209,299
1,040	Ross Stores, Inc.	60,320
7,350	TJX Cos, Inc.	330,530
		776,227
Application Software - 0.73%
2,780	Microsoft Corp.	77,284

Auto Parts Stores - 3.64%
540	AutoZone, Inc. *	205,281
5,100	Dorman Products, Inc.	178,296
		383,577
Banks - 1.94%
4,475	Bank of America Corp.	50,254
1,230	Citigroup, Inc.	51,623
2,930	Wells Fargo & Co.	102,784
		204,661
Beverages - 13.53%
3,280	Anheuser-Busch Inbev NV ADR	308,287
1,630	Beam, Inc.	99,479
1,600	Brown-Forman Corp.	107,360
2,900	Coca-Cola Co.	112,288
1,790	Coca-Cola SP ADR	301,866
2,875	Dr. Pepper Snapple Group, Inc.	125,408
1,600	Diageo Plc.	191,536
2,600	Monster Beverage Corp. *	131,196
660	Pepsico, Inc.	50,008
		1,427,428
Biotechnology - 0.75%
1,860	Gilead Sciences, Inc.	79,459

Broadcasting - TV - 0.61%
1,485	CBS Corp.	64,434

Business Services - 2.63%
1,330	eBay, Inc. *	72,764
145	Mastercard, Inc.	75,084
470	Visa, Inc.	74,561
1,280	Zillow, Inc. *	54,989
		277,398
Cement - 1.11%
1,820	Eagle Materials, Inc.	117,044

Cigarettes - 7.75%
3,990	Altria Group, Inc.	133,865
4,000	Reynolds American, Inc.	174,720
5,595	Lorillard, Inc.	215,631
3,200	Philip Morris International, Inc.	293,600
		817,816
Computer & Office Equipment - 0.98%
515	International Business Machines Corp.	103,427

Consumer Goods - 7.38%
4,000	Ecolab, Inc.	306,200
2,500	General Mills, Inc.	115,625
1,400	Hershey Co.	116,676
950	Mattell, Inc.	38,713
2,650	Proctor & Gamble Co.	201,877
		779,091
Entertainment - Diversified - 3.41%
335	Priceline.com, Inc. *	230,853
2,360	Walt Disney Co.	128,832
		359,685
Footwear - 3.21%
6,215	Nike, Inc. Class B	338,469

Home Lawn & Garden Equipment - 0.60%
1,400	Toro Co.	63,140

Industrial Goods - 5.96%
1,080	DXP Enterprises, Inc. *	67,176
5,440	Fastenal Co.	280,867
1,240	W.W. Grainger, Inc.	280,810
		628,853
Medical Instruments & Supplies - 2.40%
6,000	Cantel Medical Corp.	186,780
130	Intuitive Surgical, Inc. *	66,286
		253,066
Oil & Gas - 3.78%
1,795	Chevron Corp.	210,284
2,275	Marathon Petroleum Corp.	188,552
		398,836
Operative Builders - 0.49%
2,725	PulteGroup, Inc. *	52,266

Perfumes, Cosmetics & Other Toilet Preparations - 1.08%
1,000	Colgate Palmolive, Co.	114,430

Personal Credit Institutions - 1.22%
590	Credit Acceptance Corp. *	65,213
810	World Acceptance Corp. *	63,747
		128,960
Pharmaceutical Preparations - 3.10%
760	Celgene Corp. *	78,485
1,380	Johnson & Johnson	105,032
2,800	Pfizer, Inc.	76,636
2,050	Questcor Pharmaceuticals, Inc.	66,830
		326,983
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 0.50%
925	Axiall Corp.	52,337

Processed & Packaged Goods - 1.78%
4,575	B & G Foods, Inc. Class A	134,505
3,430	Diamond Foods, Inc. *	53,268
		187,773
Railroads, Line-Haul Operating - 1.69%
1,300	Union Pacific Corp.	178,243

Recreation Vehicles - 1.29%
1,555	Polaris Industries, Inc.	135,860

Retail - Drug Stores & Proprietary Store - 0.54%
995	Express Scripts Holding Co. *	56,645

Retail Eating & Drinking Places - 3.68%
1,250	McDonalds Corp.	119,875
4,900	Starbucks Corp.	268,765
		388,640
Retail - Lumber - 1.01%
1,800	Lumber Liquidators Holdings, Inc. *	106,542

Retail Stores - 8.81%
285	Amazon.com, Inc. *	75,317
1,270	Bed Bath & Beyond, Inc. *	72,073
3,360	Dollar Tree Inc.	151,822
3,000	GNC Holdings Group, Inc.	123,000
4,400	Sally Beauty Holdings, Inc. *	122,056
1,500	Sherwin Williams Co.	242,385
900	Simon Property Group, Inc.	142,974
		929,627
Services - Computer Programming, Data Processing, Etc. - 1.57%
135	Google, Inc. *	108,162
345	Linkedin Corp. *	58,022
		166,184
Soap, Detergent & Cleaning Preparations - 1.26%
2,140	Church & Dwight, Inc.	132,594

Textile - Apparel Clothing - 4.13%
930	Ralph Lauren Corp.	161,327
1,700	VF Corp.	274,142
		435,469

TOTAL FOR COMMON STOCKS (Cost $9,251,389) - 99.92%		10,542,448

SHORT-TERM INVESTMENTS - 0.14%
14,388	Fidelity Institutional Money Market Govt. Class 0.01% (Cost $14,388) **	14,388

TOTAL INVESTMENTS (Cost $9,265,777) - 100.06%		10,556,836

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%		(6,136)

NET ASSETS - 100.00%		$ 10,550,700

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at February 28, 2013.
The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund
Statement of Assets and Liabilities
February 28, 2013 (Unaudited)

Assets:
Investments in Securities, at Fair Value (Cost $9,265,777)	$ 10,556,836
Receivables:
Dividends and Interest	22,485
Prepaid Expenses	7,342
Total Assets	10,586,663
Liabilities:
Payables:
Due to Advisor	8,277
Accrued Distribution and/or Service (12b-1) Fees	6,968
Shareholder Redemptions	2,160
Other Accrued Expenses	18,558
Total Liabilities	35,963
Net Assets	$ 10,550,700

Net Assets Consist of:
Paid In Capital	$ 11,025,868
Accumulated Net Investment Loss	(120,939)
Accumulated Realized Loss on Investments	(1,645,288)
Unrealized Appreciation in Value of Investments	1,291,059
Net Assets	$ 10,550,700

Class A:

Net Assets	$ 9,448,385

Shares outstanding (unlimited number of shares authorized with no par value)	607,837

Net Asset Value	$ 15.54

Offering Price Per Share ($14.49/ 94.25%) (Note 2)	$ 16.49

Short-term Redemption Price Per Share ($14.49 x 0.99) *	$ 15.38

Class C:

Net Assets	$ 230,151

Shares outstanding (unlimited number of shares authorized with no par value)	15,155

Net Asset Value, Redemption Price and Offering Price Per Share	$ 15.19

No Load Class:

Net Assets	$ 872,164

Shares outstanding (unlimited number of shares authorized with no par value)	58,338

Net Asset Value, Redemption Price and Offering Price Per Share	$ 14.95

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund
Statement of Operations
For the Six Months Ended February 28, 2013 (Unaudited)

Investment Income:
Dividends	$ 133,404
Interest	2
Total Investment Income	133,406

Expenses:
Advisory Fees (Note 4)	57,093
Distribution and/or Service (12b-1) Fees (Class A - $26,040;	28,106
Class C - $1,084; No Load Class - $982)
Transfer Agent Fees	4,525
Legal Fees	7,682
Accounting Fees	9,942
Audit Fees	4,814
Insurance Fees	449
Custody Fees	5,081
Miscellaneous Fees	3,880
Registration Fees	5,396
Trustee Fees	1,289
Printing and Mailing Fees	1,191
Total Expenses	129,448

Net Investment Income	3,958

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	1,007,892
Net Change in Unrealized Depreciation on Investments	(259,994)
Net Realized and Unrealized Gain on Investments	747,898

Net Increase in Net Assets Resulting from Operations	$ 751,856

The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	2/28/2013	8/31/2012
Increase in Net Assets From Operations:
Net Investment (Loss)	$ 3,958	$ (164,158)
Net Realized Gain on Investments	1,007,892	627,919
Net Change in Unrealized Appreciation (Depreciation) on Investments	(259,994)	596,397
Net Increase in Net Assets Resulting from Operations	751,856	1,060,158

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	392,446	7,579,775
Class C *	-	217,568
No Load Class	100,600	308,933
Reinvestment of Shares
Class A	-	-
Class C *	-	-
No Load Class	-	-
Cost of Shares Redeemed
Class A	(3,463,746)	(3,184,440)
Class C *	-	(13,452)
No Load Class	(45,848)	(268,560)
Net Increase (Decrease) from Shareholder Activity	(3,016,548)	4,639,824

Net Assets:
Net Increase (Decrease) in Net Assets	(2,264,692)	5,699,982
Beginning of Period	12,815,392	7,115,410
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(120,939) and $(124,897), respectively)	$10,550,700	$ 12,815,392

Share Transactions:
Shares Sold
Class A	26,342	550,143
Class C *	-	16,052
No Load Class	7,289	22,737
Reinvestment of Shares
Class A	-	-
Class C *	-	-
No Load Class	-	-
Shares Redeemed
Class A	(236,241)	(228,887)
Class C *	-	(896)
No Load Class	(3,153)	(20,234)
Net Increase (Decrease) in Shares	(205,763)	338,915

* Class C operations commenced January 5, 2012.
The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2013		8/31/2012		8/31/2011		8/31/2010		8/31/2009		8/31/2008

Net Asset Value, at Beginning of Year	$ 14.49		$ 13.03		$ 10.27		$ 10.03		$ 14.61		$ 16.71

Income From Investment Operations:
Net Investment Income (Loss)	-	(a), (f)	(0.21)	(a)	(0.18)	(a)	0.03	(a)	0.02	(a)	(0.09)	(b)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.05		1.67		2.98		0.23		(4.60)		(2.01)
Total from Investment Operations	1.05		1.46		2.80		0.26		(4.58)		(2.10)

Distributions:
Net Investment Income	-		-		(0.03)		(0.02)		-		-
Realized Gains	-		-		-		-		-		-
Return of Capital	-		-		(0.01)		-		-		-
Total from Distributions	-		-		(0.04)		(0.02)		-		-

Net Asset Value, at End of Year	$ 15.54		$ 14.49		$ 13.03		$ 10.27		$ 10.03		$ 14.61

Total Return (c)	7.25%	(g)	11.20%		27.25%		2.63%		(31.35)%		(12.57)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 9,448		$ 11,846		$ 6,470		$ 4,923		$ 5,812		$ 12,591
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.28%	(e)	2.61%		2.68%		2.72%		2.99%		2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06%	(e)	(1.52)%		(1.79)%		(0.69)%		(0.92)%		(0.58)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.28%	(e)	2.61%		2.28%		1.75%		1.84%		2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06%	(e)	(1.52)%		(1.40)%		0.29%		0.23%		(0.58)%
Portfolio Turnover (d)	119.16%	(g)	149.36%		168.72%		129.93%		131.44%		110.65%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
(b) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return does not reflect load.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(e) Annualized
(f) Amount is lass than $0.005
(g) Not annualized
The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Period Ended	(e)
	2/28/2013		8/31/2012

Net Asset Value, at Beginning of Period	$ 14.19		$ 13.01

Income From Investment Operations:
Net Investment Loss (a)	(0.03)		(0.18)
Net Gain on Securities (Realized and Unrealized)	1.03		1.36
Total from Investment Operations	1.00		1.18

Distributions:
Net Investment Income	-		-
Realized Gains	-		-
Total from Distributions	-		-

Net Asset Value, at End of Period	$ 15.19		$ 14.19

Total Return (b)	7.05%	(f)	9.07%	(f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 230		$ 215

Ratio of Expenses to Average Net Assets	2.77%	(d)	3.19%	(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.41)%	(d)	(1.97)%	(d)

Portfolio Turnover (c)	119.16%	(f)	149.36%	(f)

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized
(e) Period began January 5, 2012.
(f) Not annualized
The accompanying notes are an integral part of these financial statements.

Sparrow Growth Fund - No Load Class (Formerly Class C)
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	2/28/2013		8/31/2012	8/31/2011	8/31/2010	8/31/2009	8/31/2008

Net Asset Value, at Beginning of Year	$ 13.92		$ 12.48	$ 9.87	$ 9.64	$ 13.95	$ 16.04

Income From Investment Operations:
Net Investment Income (Loss) (a)	0.02		(0.17)	(0.13)	0.03	0.04	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.01		1.61	2.84	0.23	(4.35)	(1.91)
Total from Investment Operations	1.03		1.44	2.71	0.26	(4.31)	(2.09)

Distributions:
Net Investment Income	-		-	(0.08)	(0.03)	-	-
Realized Gains	-		-	-	-	-	-
Return of Capital	-		-	(0.02)	-	-	-
Total from Distributions	-		-	(0.10)	(0.03)	-	-

Net Asset Value, at End of Year	$ 14.95		$ 13.92	$ 12.48	$ 9.87	$ 9.64	$ 13.95

Total Return (b)	7.40%	(e)	11.54%	27.51%	2.71%	(30.90)%	(13.03)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 872		$ 754	$ 645	$ 757	$ 456	$ 817
Before Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.01%	(d)	2.35%	2.55%	2.46%	2.83%	2.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	(d)	(1.29)%	(1.56)%	(0.42)%	(0.77)%	(1.12)%
After Waivers & Reimbursements
Ratio of Expenses to Average Net Assets	2.01%	(d)	2.35%	2.03%	1.50%	1.67%	2.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	(d)	(1.29)%	(1.05)%	0.54%	0.39%	(1.12)%
Portfolio Turnover (c)	119.16%	(e)	149.36%	168.72%	129.93%	131.44%	110.65%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.  After August 31, 2008, total return does not reflect a load. See Note 2 for further clarification.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(d) Annualized
(e) Not Annualized
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2013 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end diversified investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. Federal income tax capital loss carryforwards generated in prior years will be used to offset a portion of current year’s realized gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the six months ended February 28, 2013, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  As of and during the six months ended February 28, 2013, the Fund did not incur any interest or penalties.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first-in first-out (FIFO) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and taxable capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Effective October 1, 2008, the Fund’s Class C shares were reclassified as No Load Class shares and the fee structure was changed. With respect to No Load Class shares, there is no initial sales charge or CDSC. Prior to October 1, 2008, Class C shares were subject to a CDSC of 2.00% based on the lower of the shares’ cost or current NAV, if the shares were redeemed within two years of purchase. Effective January 5, 2012, the Fund opened up a new Class C of shares. There are no CDSC and redemption fees associated with this class of shares.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

NOTE 3. SECURITIES VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the Fund.  These securities will be categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,542,448	$0	$0	$10,542,448
Short-Term Investments	14,388	0	0	14,388
Total	$10,556,836	$0	$0	$10,556,836

The Fund did not hold any Level 3 assets during the six months ended February 28, 2013. For more detail on the investments in common stocks please refer to the Schedule of Investments.  The Fund did not hold any derivative instruments at any time during the six months ended February 28, 2013. There were no transfers into or out of Level 1 or Level 2 during the six months ended February 28, 2013. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains the Advisor to manage the Fund’s investments. The President of the Advisor is also a Trustee of the Trust.

Under the terms of the management agreement between the Advisor and the Trust on behalf of the Fund (the “Agreement”), the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses.  Effective October 1, 2008 the Advisor contractually agreed to waive its management fee and/or to reimburse certain operating expenses to the extent necessary to maintain the Fund’s total annual operating expenses, excluding interest, brokerage fees and commissions, taxes, 12b-1 fees, extraordinary litigation expenses, any indirect expenses (such as fees and expenses incurred by other investment companies in which the Fund may invest), and certain expenses incurred in connection with the closing of the Fund or the class at 1.25% of the average daily net assets for each class. The contractual agreement expired as of December 31, 2010, and the Advisor did not renew the contractual obligation to the Fund. Each fee waiver and expense reimbursement by the Advisor for the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation. For the six months ended February 28, 2013, the Advisor earned fees of $57,093 from the Fund. As of February 28, 2013, the Fund owed $8,277 to the Advisor.  At February 28, 2013, the amount subject to future recoupment is as follows:

Fiscal Year Ended	Recoverable Through	Amount
August 31, 2010	August 31, 2013	$66,933
August 31, 2011	August 31, 2014	$27,562
		$94,495

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Under the Plans, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares and 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares.  The 12b-1 fees are used by the distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations.  The Fund may also pay no more than 0.25% of these amounts directly to the Fund’s adviser, to be used by the adviser to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s shareholders.

Under the No-Load Class Plan, the Fund pays the Advisor an annual fee of 0.25% of the average daily net assets of the Fund invested in No-Load Class shares to help defray the cost of servicing the No-Load Class shares. The Advisor will use these fees to compensate with a “service fee,” any entities that perform certain administrative or other servicing functions for the Fund’s No-Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans are compensation plans, which means that compensation is provided irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2013, Class A incurred 12b-1 expenses of $26,040, Class C incurred 12b-1 expenses of $1,084, and No Load Class incurred 12b-1 expenses of $982.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2013, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 13,679,900

Sales

Investment Securities                          $ 16,709,082

NOTE 6. TAX MATTERS

At February 28, 2013, the aggregate cost of securities for federal income tax purposes was $9,265,777.

As of February 28, 2013, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                             $  1,346,844

Gross (Depreciation)                                 (55,785)

Net Appreciation on Investments *      $  1,291,059

The tax character of distributions paid during the six months ended February 28, 2013, and the fiscal year ended August 31, 2012, were as follows:

	February 28, 2013	August 31, 2012
Distributions paid from:
Ordinary Income	$ -	$ -
Return of Capital	-	-
Total	$ -	$ -

As of February 28, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital Loss Carryforward                                               $ (1,497,312)

Accumulated Net Investment Loss                                         (120,939)

Net Unrealized Appreciation *                                              1,291,059

                                                                                       $    (327,192)

* Differences between financial reporting basis and tax-basis are primarily attributable to post-October losses which amounted to $147,976.

NOTE 7. CAPITAL LOSS CARRYFORWARD

Under the recently enacted Regulated Investment Company Act of 2010 (the “Act”), funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term characters of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital loss carryforwards must be utilized before pre-enactment losses and therefore pre-enactment losses may be more likely to expire unused. The Fund’s capital loss carryforward amounts as of February 28, 2013, are as follows:

Capital Loss Carryforward	Amount
Expiring August 31, 2018	$ 1,497,312
Total	$ 1,497,312

To the extent that the capital loss carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2013, TD Ameritrade, Inc. owned, for the benefit of its customers, 38.96% of the outstanding shares of Class A. As of February 28, 2013, First Clearing, LLC owned, for the benefit of its customers, 84.46% of the outstanding shares of Class C.  As of February 28, 2013, Samantha B. Rhodes Revocable Living Trust 10/24/07, owned 32.12% of the outstanding shares of the No-Load Class.

NOTE 9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact of this amendment may have on the Fund’s financial statements.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 28, 2013 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2012 through February 28, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

Class A	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2012	February 28, 2013	September 1,2012 to February 28,2013

Actual	$1,000.00	$1,072.46	$11.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.49	$11.38

*Expenses are equal to the Fund’s annualized expense ratio of 2.28% for Class A, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2012	February 28, 2013	September 1, 2012 to February 28, 2013

Actual	$1,000.00	$1,070.47	$14.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.06	$13.81

*Expenses are equal to the Fund’s annualized expense ratio of 2.77% for the Class C, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

No Load Class	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2012	February 28, 2013	September 1,2012 to February 28,2013

Actual	$1,000.00	$1,073.99	$10.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.83	$10.04

*Expenses are equal to the Fund’s annualized expense ratio of 2.01% for the No Load Class, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2013 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Gerald R. Sparrow** Age: 53	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc.; Former President of Buford Dickson Harper Sparrow, an advisory company from 1995 to March 2004; General partner of Sparrow Fund L.P., an advisory company.	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Richard N. Priest Age: 81	Independent Trustee	Indefinite Term; since 2003.	Vice President (Retired) of the New York Stock Exchange.	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 56	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc. a retail (sales of hearing aids) company from June 1992 through present.	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date May 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date May 1, 2013

* Print the name and title of each signing officer under his or her signature.